GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of Total amortization expense recognized (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense	¥ 17,650,000	¥ 17,233,333	¥ 17,473,333
Cost of revenues
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense			240,000
General and administrative
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense	¥ 17,650,000	¥ 17,233,333	¥ 17,233,333